Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 249,304		¥ 84,206	¥ 228,145
Other comprehensive (loss) income before reclassification	88,010		179,244	(148,737)
Other comprehensive income (loss) attribute to noncontrolling interests	459		(14,146)	4,798
Balance at the end of the period	337,773	$ 48,518	249,304	84,206
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	253,054		84,222	227,728
Other comprehensive (loss) income before reclassification	77,097		182,978	(148,304)
Other comprehensive income (loss) attribute to noncontrolling interests	459		(14,146)	4,798
Balance at the end of the period	330,610	47,489	253,054	84,222
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	(3,750)		(16)	417
Other comprehensive (loss) income before reclassification	10,913		(3,734)	(433)
Balance at the end of the period	¥ 7,163	$ 1,029	¥ (3,750)	¥ (16)